RESEARCH AND DEVELOPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
RESEARCH AND DEVELOPMENT [Abstract]
RESEARCH AND DEVELOPMENT

NOTE 8 - RESEARCH AND DEVELOPMENT

On April 1, 2013, the Company entered into an engineering contract for the hardware and software development of its next generation HDR device called the HDR+.  The device is to be used by government and enterprise customers to capture all forms of machine-readable data as well as the facial and fingerprint biometric information of persons. The total development costs for HDR+ would have amounted to $430,000. As of December 31, 2013, the Company had paid $44,000 in cash, which has been recorded as research and development expense.  Due to slippages in the development deliverables and lack of proper documentation being supplied the Company terminated this agreement on November 11, 2013.

The Company decided to refocus its research and development on its next generation of HDR Intelligent Accessory platform instead of a developing the new HDR+.  To achieve this it has contracted a Mechanical Designer and H/W and Embedded S/W Engineer to complete this task.  The project is 30% completed to date and will require an additional 6 months and approximately $200,000 to productize into a device that can be sold to Government, or Enterprise customers.  Up to June 30, 2014 the company has invested $6,047 towards the development of this new product.

The Company in 2014 has also started to utilize the services of a Kiosk manufacturer, Slabb Inc. for the production of its new Multi-modal Biometric Enrolment and Verification Kiosk.  No formal agreement is in place, beyond a standard Non-Disclosure Agreement and the Company can utilize these services on an as needed basis.   The company as of June 30, 2014 has invested $10,818 for a Kiosk specifically designed for its markets, which is included in fixed assets on the accompanying condensed consolidated balance sheet as of June 30, 2014.

7. RESEARCH AND DEVELOPMENT

On April 1, 2013, the Company entered into an engineering contract for the hardware and software development of our next generation HDR device called the HDR+.  The device is to be used by government and enterprise customers to capture all forms of machine readable data as well as the facial and fingerprint biometric information of persons. The total development costs for HDR+ will amount to approximately $430,000. As of December 31, 2013, the Company has paid $44,000 in cash which has been recorded as research and development expense.